Schedule of Assumptions Using Black-Scholes Option Pricing Model (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate, minimum	4.39%		1.21%
Expected life (in years)	5 years 10 months 9 days
Expected Volatility	135.49%		113.93%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate, minimum		0.39%
Expected life (in years)		1 year	2 years
Expected Volatility		96.24%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate, minimum		3.157%
Expected life (in years)		5 years 10 months 13 days	10 years
Expected Volatility		112.54%